Balance Sheet Details (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Inventories

Inventories consist of the following (in thousands) for the period indicated:

	March 31, 2023	December 31, 2022
Raw materials	$740	$758
Work in process(1)	2,198	4,142
Finished goods	2,540	1,748
Total(2)	$5,478	$6,648

(1)	The work in process balance represents all production costs incurred for partially completed goods.
(2)	A portion of the total inventory balance as of December 31, 2022 is included in other noncurrent assets. There was none as of March 31, 2023.

Inventories consist of the following (in thousands) for the period indicated:

	December 31,
	2022	2021
Raw materials	$758	$574
Work in process(1)	4,142	1,712
Finished goods(2)	1,748	5,629
Total(3)	$6,648	$7,915

(1)	The work in process balance represents all production costs incurred for partially completed goods, including inventory designated for relabeling.
(2)	The finished goods balance as of December 31, 2021, includes $0.3 million inventory reserve for estimated obsolescence and excess inventory based upon assumptions about the future demand for Phexxi.
(3)	A portion of the total inventory balance is included in other noncurrent assets.

Schedule of Prepaid and Other Current Assets

Prepaid and other current assets consist of the following (in thousands):

	March 31, 2023	December 31, 2022
Insurance	$789	$1,387
Selling and marketing related costs	—	44
Manufacturing related costs	57	82
Other	1,252	705
Total	$2,098	$2,218

Prepaid and other current assets consist of the following (in thousands):

	December 31,
	2022	2021
Insurance	$1,387	$1,144
Selling and marketing related costs	44	1,134
Manufacturing related costs	82	322
Other	705	629
Total	$2,218	$3,229

Schedule of Property and Equipment net

Property and equipment, net, consists of the following (in thousands):

	Useful Life	March 31, 2023	December 31, 2022
Research equipment	5 years	$653	$653
Computer equipment and software	3 years	647	639
Office furniture	5 years	881	881
Leasehold improvements	5 years or less	3,388	3,388
Construction in-process	—	1,563	1,568
		7,132	7,129
Less: accumulated depreciation		(3,434)	(3,189)
Total, net		$3,698	$3,940

Property and equipment, net, consists of the following (in thousands):

		December 31,
	Useful Life	2022	2021
Research equipment	5 years	$653	$653
Computer equipment and software	3 years	639	619
Office furniture	5 years	881	881
Leasehold improvements	5 years or less	3,388	3,388
Construction in-process	—	1,568	2,407
		7,129	7,948
Less: accumulated depreciation		(3,189)	(2,174)
Total, net		$3,940	$5,774

Schedule of Accrued Expenses

Accrued expenses consist of the following (in thousands):

	March 31, 2023	December 31, 2022
Clinical trial related costs	$2,498	$2,574
Selling and marketing related costs	520	674
Other	436	876
Total	$3,454	$4,124

Accrued expenses consist of the following (in thousands):

	December 31,
	2022	2021
Clinical trial related costs	$2,574	$5,294
Selling and marketing related costs	674	1,997
Legal and other professional fees	—	550
Manufacturing related costs	—	201
Other	876	328
Total	$4,124	$8,370

Schedule of Other Non Current Assets

Other noncurrent assets consist of the following (in thousands):

	December 31,
	2022	2021
Restricted cash included in noncurrent assets	$800	$800
Inventories, long-term	1,270	241
Prepaid directors & officers’ insurance	1,717	109
Other	331	53
Total	$4,118	$1,203